Share-Based Compensation to Employees (Details) - USD ($)			6 Months Ended
	Jan. 07, 2025	Jun. 26, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation to Employees [Line Items]
Employee compensation expenses (in Shares)	1,350,000	231,909
Share-based compensation expenses			$ 3,429
Unrecognized compensation expense			$ 0
General and Administrative Expense [Member]
Share-Based Compensation to Employees [Line Items]
Share-based compensation expenses				$ 584,000